CONSOLIDATED BALANCE SHEETS (Parenthetical) - £ / shares	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Common stock, par value	£ 0.01	£ 0.01
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares issued	2,245,865,913	1,580,693,413
Common stock, shares outstanding	2,245,865,913	1,580,693,413